Audit Information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Audit Information [Abstract]
Auditor Name	Ernst & Young LLP	PricewaterhouseCoopers LLP
Auditor Location	Edmonton, AB, Canada	Edmonton, AB, Canada
Auditor Firm ID	1263	271